DISPOSITIONS	6 Months Ended
Jun. 30, 2023
Disposal Of Noncurrent Assets [Abstract]
DISPOSITIONS	DISPOSITIONS
(a)Dispositions completed in the six months ended June 30, 2023
Business Services - Dealer software and technology services operations
On May 1, 2023, the partnership’s dealer software and technology services operations completed the sale of its non-core division servicing the heavy equipment sector for total consideration of approximately $490 million, resulting in a gain of $87 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Business Services - Real estate services operations
On March 31, 2023, the partnership completed the sale of its residential property management operations, resulting in a gain of $67 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Infrastructure Services - Power delivery business
During February 2023, the partnership’s nuclear technology services operations completed the sale of its power delivery business for gross proceeds of approximately $275 million, resulting in a gain of $14 million recorded in the unaudited interim condensed consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
(b)Dispositions completed in the six months ended June 30, 2022
For the three and six months ended June 30, 2022, the partnership did not recognize any net gains or losses on dispositions of operations in the unaudited interim condensed consolidated statements of operating results.